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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7986

The Alger Institutional Funds

__________________________________________________________________
(Exact name of registrant as specified in charter)

360 Park Avenue South, New York, New York 10010

__________________________________________________________________
(Address of principal executive offices) (Zip code)

Mr. Hal Liebes

Fred Alger Management, Inc.

360 Park Avenue South

New York, New York 10010

__________________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

ITEM 1. Schedule of Investments.

THE ALGER INSTITUTIONAL FUNDS |
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments January 31, 2016

COMMON STOCKS—93.7%	SHARES	VALUE
ADVERTISING—0.0%
Choicestream, Inc.*,@,(a)	124,658	$52,356
AEROSPACE & DEFENSE—3.6%
Honeywell International, Inc.	653,759	67,467,929
Lockheed Martin Corp.	127,371	26,875,281
The Boeing Co.	269,763	32,406,629
		126,749,839
AIRLINES—0.8%
Delta Air Lines, Inc.	649,600	28,770,784
ALTERNATIVE CARRIERS—0.3%
Level 3 Communications, Inc.*	199,109	9,718,510
APPLICATION SOFTWARE—2.2%
Adobe Systems, Inc.*	300,554	26,788,378
salesforce.com, inc.*	750,834	51,101,762
		77,890,140
AUTO PARTS & EQUIPMENT—1.4%
Delphi Automotive PLC.	678,827	44,083,025
WABCO Holdings, Inc.*	60,300	5,405,895
		49,488,920
BIOTECHNOLOGY—5.7%
ACADIA Pharmaceuticals, Inc.*	405,900	8,398,071
Biogen, Inc.*	172,945	47,224,362
BioMarin Pharmaceutical, Inc.*	104,530	7,737,311
Celgene Corp.*	518,390	52,004,885
Gilead Sciences, Inc.	495,322	41,111,726
Incyte Corp.*	90,098	6,357,315
Vertex Pharmaceuticals, Inc.*	419,318	38,053,108
		200,886,778
BREWERS—1.9%
Anheuser-Busch InBev SA#	116,207	14,623,489
Molson Coors Brewing Co., Cl. B	586,276	53,046,252
		67,669,741
BROADCASTING—0.1%
CBS Corp., Cl. B	95,000	4,512,500
BUILDING PRODUCTS—0.4%
Fortune Brands Home & Security, Inc.	183,497	8,916,119
Lennox International, Inc.	32,378	3,879,532
		12,795,651
CABLE & SATELLITE—1.7%
Comcast Corporation, Cl. A	1,085,020	60,446,464
COMMUNICATIONS EQUIPMENT—0.6%
Arista Networks, Inc.*	165,030	9,906,751
ARRIS International PLC.*	444,700	11,326,509
		21,233,260
CONSUMER FINANCE—0.3%
LendingClub Corp.*	397,300	2,932,074
Synchrony Financial*	250,074	7,107,103
		10,039,177

THE ALGER INSTITUTIONAL FUNDS |
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments (Continued) January 31, 2016

COMMON STOCKS—(CONT.)	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—4.2%
Alliance Data Systems Corp.*	46,927	$9,375,545
Sabre Corp.	899,440	23,034,659
Visa, Inc., Cl. A	1,587,755	118,271,870
		150,682,074
DRUG RETAIL—1.4%
CVS Caremark Corp.	322,608	31,160,707
Walgreens Boots Alliance, Inc.	214,193	17,075,466
		48,236,173
FOOD RETAIL—0.8%
The Kroger Co.	775,952	30,114,697
FOOTWEAR—0.4%
NIKE, Inc., Cl. B	229,594	14,237,124
GENERAL MERCHANDISE STORES—0.9%
Dollar General Corp.	200,429	15,044,201
Dollar Tree, Inc.*	211,221	17,176,492
		32,220,693
HEALTH CARE EQUIPMENT—2.3%
Boston Scientific Corp.*	309,400	5,423,782
DexCom, Inc.*	136,900	9,758,232
Edwards Lifesciences Corp.*	398,800	31,190,148
Hologic, Inc.*	307,248	10,427,997
STERIS PLC.	363,100	25,141,044
		81,941,203
HEALTH CARE FACILITIES—1.1%
Acadia Healthcare Co., Inc.*	47,000	2,868,410
Amsurg Corp.*	201,600	14,755,104
HCA Holdings, Inc.*	298,647	20,779,858
		38,403,372
HOME ENTERTAINMENT SOFTWARE—0.6%
Activision Blizzard, Inc.	173,654	6,046,632
Electronic Arts, Inc.*	263,600	17,014,062
		23,060,694
HOME IMPROVEMENT RETAIL—0.3%
The Home Depot, Inc.	72,307	9,093,328
HOTELS RESORTS & CRUISE LINES—1.3%
Ctrip.com International Ltd.#*	278,594	11,890,392
Norwegian Cruise Line Holdings Ltd.*	672,800	30,524,936
Royal Caribbean Cruises Ltd.	44,500	3,647,220
		46,062,548
HOUSEWARES & SPECIALTIES—2.1%
Jarden Corp.*	893,227	47,385,692
Newell Rubbermaid, Inc.	696,600	27,014,148
		74,399,840
INDUSTRIAL CONGLOMERATES—0.1%
General Electric Co.	136,889	3,983,470
INDUSTRIAL GASES—0.6%
Air Products & Chemicals, Inc.	166,527	21,100,636

THE ALGER INSTITUTIONAL FUNDS |
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments (Continued) January 31, 2016

COMMON STOCKS—(CONT.)	SHARES	VALUE
INTEGRATED TELECOMMUNICATION SERVICES—0.2%
Verizon Communications, Inc.	180,200	$9,004,594
INTERNET RETAIL—4.8%
Amazon.com, Inc.*	270,071	158,531,677
NetFlix, Inc.*	118,196	10,855,121
		169,386,798
INTERNET SOFTWARE & SERVICES—15.4%
Alibaba Group Holding Ltd.#*	20,600	1,380,818
Alphabet, Inc., Cl. C*	385,519	286,421,341
comScore, Inc.*	40,100	1,545,053
Facebook, Inc., Cl. A*	1,714,387	192,371,365
GrubHub, Inc.*	101,692	1,916,894
LinkedIn Corp., Cl. A*	151,336	29,950,908
Palantir Technologies, Inc., Cl. A*,@	239,030	2,414,203
Yahoo! Inc.*	1,013,248	29,900,949
		545,901,531
INVESTMENT BANKING & BROKERAGE—0.6%
E*TRADE Financial Corp.*	141,953	3,344,413
Morgan Stanley	636,130	16,463,044
		19,807,457
LEISURE PRODUCTS—0.4%
Coach, Inc.	405,100	15,008,955
LIFE SCIENCES TOOLS & SERVICES—2.2%
Thermo Fisher Scientific, Inc.	579,179	76,486,379
MANAGED HEALTH CARE—2.4%
Aetna, Inc.	141,157	14,375,429
Humana, Inc.	72,500	11,802,275
UnitedHealth Group, Inc.	522,504	60,171,561
		86,349,265
MOVIES & ENTERTAINMENT—0.9%
The Walt Disney Co.	258,045	24,725,872
Time Warner, Inc.	105,252	7,413,951
		32,139,823
OIL & GAS EQUIPMENT & SERVICES—0.4%
Schlumberger Ltd.	75,200	5,434,704
Weatherford International PLC.*	1,122,600	7,566,324
		13,001,028
OIL & GAS EXPLORATION & PRODUCTION—0.4%
Anadarko Petroleum Corp.	200,859	7,851,578
EOG Resources, Inc.	77,400	5,496,948
		13,348,526
OTHER DIVERSIFIED FINANCIAL SERVICES—0.3%
Bank of America Corp.	861,043	12,175,148
PACKAGED FOODS & MEATS—0.5%
General Mills, Inc.	137,100	7,747,521
The Kraft Heinz Co.	74,800	5,838,888
TreeHouse Foods, Inc.*	68,300	5,420,288
		19,006,697

THE ALGER INSTITUTIONAL FUNDS |
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments (Continued) January 31, 2016

COMMON STOCKS—(CONT.)	SHARES	VALUE
PHARMACEUTICALS—5.9%
Allergan PLC.*	314,510	$89,456,079
Bristol-Myers Squibb Co.	1,013,140	62,976,783
Eli Lilly & Co.	253,800	20,075,580
Pacira Pharmaceuticals, Inc.*	197,300	11,723,566
Shire PLC.	444,532	24,935,586
		209,167,594
RAILROADS—0.6%
Union Pacific Corp.	300,046	21,603,312
REGIONAL BANKS—0.4%
Citizens Financial Group, Inc.	652,100	13,857,125
RESEARCH & CONSULTING SERVICES—0.5%
Verisk Analytics, Inc., Cl. A*	267,500	19,527,500
RESTAURANTS—3.0%
McDonald's Corp.	468,294	57,965,432
Starbucks Corp.	555,073	33,731,786
Yum! Brands, Inc.	229,136	16,582,572
		108,279,790
SECURITY & ALARM SERVICES—0.6%
Tyco International PLC.	589,673	20,278,855
SEMICONDUCTOR EQUIPMENT—0.3%
Lam Research Corp.	133,200	9,562,428
SEMICONDUCTORS—3.1%
Avago Technologies Ltd.*	266,443	35,626,094
Broadcom Corp., Cl. A	640,287	35,004,490
Microsemi Corp.*	710,100	22,510,170
NXP Semiconductors NV*	244,397	18,276,008
		111,416,762
SOFT DRINKS—1.2%
PepsiCo, Inc.	434,847	43,180,307
SPECIALIZED CONSUMER SERVICES—0.7%
ServiceMaster Global Holdings, Inc.*	570,500	24,080,805
SPECIALIZED FINANCE—0.1%
McGraw Hill Financial, Inc.	45,166	3,840,013
SPECIALTY CHEMICALS—0.8%
PPG Industries, Inc.	129,969	12,362,651
The Sherwin-Williams Co.	64,200	16,414,014
		28,776,665
SPECIALTY STORES—0.6%
Signet Jewelers Ltd.	190,393	22,085,588
SYSTEMS SOFTWARE—4.6%
Microsoft Corp.	2,870,919	158,158,928
ServiceNow, Inc.*	92,934	5,781,424
		163,940,352
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—5.4%
Apple, Inc.	1,958,721	190,661,902
TOBACCO—0.7%
Altria Group, Inc.	416,594	25,458,059

THE ALGER INSTITUTIONAL FUNDS |
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments (Continued) January 31, 2016

COMMON STOCKS—(CONT.)	SHARES	VALUE
TRADING COMPANIES & DISTRIBUTORS—1.0%
HD Supply Holdings, Inc.*	1,051,256	$27,616,495
United Rentals, Inc.*	163,300	7,823,703
		35,440,198
WIRELESS TELECOMMUNICATION SERVICES—0.6%
SBA Communications Corp., Cl. A*	214,257	21,271,435
TOTAL COMMON STOCKS
(Cost $3,135,159,170)		3,327,834,863
PREFERRED STOCKS—0.5%	SHARES	VALUE
ADVERTISING—0.1%
Choicestream, Inc., Cl. A*,@,(a)	1,074,935	451,473
Choicestream, Inc., Cl. B*,@,(a)	2,500,538	1,050,226
		1,501,699
INTERNET SOFTWARE & SERVICES—0.3%
Palantir Technologies, Inc., Cl. B*,@	974,841	9,845,894
Palantir Technologies, Inc., Cl. D*,@	127,007	1,282,771
		11,128,665
PHARMACEUTICALS—0.1%
Intarcia Therapeutics, Inc.*,@	111,655	4,207,160
TOTAL PREFERRED STOCKS
(Cost $13,252,335)		16,837,524
MASTER LIMITED PARTNERSHIP—0.8%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—0.8%
The Blackstone Group LP.	1,090,562	28,649,064
(Cost $34,920,588)		28,649,064
REAL ESTATE INVESTMENT TRUST—0.8%	SHARES	VALUE
MORTGAGE—0.6%
Blackstone Mortgage Trust, Inc., Cl. A	833,840	20,662,555
SPECIALIZED—0.2%
Crown Castle International Corp.	89,200	7,689,040
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $31,986,635)		28,351,595
Total Investments
(Cost $3,215,318,728)(b)	95.8%	3,401,673,046
Other Assets in Excess of Liabilities	4.2%	149,688,669
NET ASSETS	100.0%	$3,551,361,715

THE ALGER INSTITUTIONAL FUNDS |
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments (Continued) January 31, 2016

@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	1/31/2016
Choicestream, Inc.	3/14/14	$36,151	0.00%	$52,356	0.00%
Choicestream, Inc., Cl. A	12/17/13	859,605	0.03%	451,473	0.01%
Choicestream, Inc., Cl. B	7/10/14	1,500,323	0.05%	1,050,226	0.03%
Intarcia Therapeutics, Inc.	3/27/14	3,616,505	0.14%	4,207,160	0.12%
Palantir Technologies, Inc., Cl. A	10/07/14	1,555,368	0.05%	2,414,203	0.07%
Palantir Technologies, Inc., Cl. B	10/07/14	6,437,297	0.22%	9,845,894	0.28%
Palantir Technologies, Inc., Cl. D	10/14/14	838,605	0.03%	1,282,771	0.03%
Total				$19,304,083	0.54%

(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
* Non-income producing security.
# American Depositary Receipts.
(b) At January 31, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $3,215,318,728, amounted to $186,354,318 which consisted of aggregate gross unrealized appreciation of $332,332,468 and aggregate gross unrealized depreciation of $145,978,150.

See Notes to Financial Statements

THE ALGER INSTITUTIONAL FUNDS | ALGER CAPITAL APPRECIATION FOCUS FUND
Schedule of Investments January 31, 2016

COMMON STOCKS—90.5%	SHARES	VALUE
AEROSPACE & DEFENSE—3.1%
Honeywell International, Inc.	19,910	$2,054,712
AIRLINES—0.9%
Delta Air Lines, Inc.	12,900	571,341
APPLICATION SOFTWARE—2.6%
Adobe Systems, Inc.*	5,870	523,193
salesforce.com, inc.*	17,740	1,207,384
		1,730,577
AUTO PARTS & EQUIPMENT—1.7%
Delphi Automotive PLC.	16,940	1,100,084
BIOTECHNOLOGY—5.5%
Biogen, Inc.*	3,730	1,018,514
Celgene Corp.*	10,330	1,036,306
Gilead Sciences, Inc.	9,620	798,460
Vertex Pharmaceuticals, Inc.*	8,810	799,507
		3,652,787
BREWERS—1.5%
Molson Coors Brewing Co., Cl. B	11,210	1,014,281
CABLE & SATELLITE—2.1%
Comcast Corporation, Cl. A	25,180	1,402,778
DATA PROCESSING & OUTSOURCED SERVICES—5.8%
Sabre Corp.	47,040	1,204,694
Visa, Inc., Cl. A	35,620	2,653,334
		3,858,028
DRUG RETAIL—1.1%
CVS Caremark Corp.	7,510	725,391
FOOD RETAIL—1.1%
The Kroger Co.	18,180	705,566
GENERAL MERCHANDISE STORES—0.8%
Dollar Tree, Inc.*	6,580	535,086
HEALTH CARE EQUIPMENT—2.5%
DexCom, Inc.*	6,230	444,074
Edwards Lifesciences Corp.*	2,620	204,910
STERIS PLC.	14,940	1,034,446
		1,683,430
HOTELS RESORTS & CRUISE LINES—1.5%
Ctrip.com International Ltd.#*	5,970	254,800
Norwegian Cruise Line Holdings Ltd.*	15,727	713,534
		968,334
HOUSEWARES & SPECIALTIES—1.8%
Jarden Corp.*	22,910	1,215,375
INTERNET RETAIL—4.7%
Amazon.com, Inc.*	5,250	3,081,750
INTERNET SOFTWARE & SERVICES—16.7%
Alphabet, Inc., Cl. C*	7,681	5,706,599
Facebook, Inc., Cl. A*	33,000	3,702,930
Stamps.com, Inc.*	10,120	949,459
Yahoo! Inc.*	23,040	679,910
		11,038,898

THE ALGER INSTITUTIONAL FUNDS | ALGER CAPITAL APPRECIATION FOCUS FUND
Schedule of Investments January 31, 2016 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
INVESTMENT BANKING & BROKERAGE—0.7%
Morgan Stanley	16,590	$429,349
LIFE SCIENCES TOOLS & SERVICES—2.9%
Thermo Fisher Scientific, Inc.	14,700	1,941,282
MANAGED HEALTH CARE—2.6%
UnitedHealth Group, Inc.	14,970	1,723,945
OIL & GAS EQUIPMENT & SERVICES—0.3%
Weatherford International PLC.*	25,390	171,129
OIL & GAS EXPLORATION & PRODUCTION—0.5%
Anadarko Petroleum Corp.	8,939	349,426
OTHER DIVERSIFIED FINANCIAL SERVICES—0.6%
Bank of America Corp.	25,990	367,499
PHARMACEUTICALS—7.2%
Allergan PLC.*	6,800	1,934,124
Bristol-Myers Squibb Co.	24,280	1,509,245
Pacira Pharmaceuticals, Inc.*	12,000	713,040
Shire PLC.#	3,650	614,295
		4,770,704
REGIONAL BANKS—0.5%
Citizens Financial Group, Inc.	15,090	320,662
RESTAURANTS—1.9%
McDonald's Corp.	10,360	1,282,361
SECURITY & ALARM SERVICES—0.6%
Tyco International PLC.	12,350	424,716
SEMICONDUCTORS—3.6%
Avago Technologies Ltd.*	5,630	752,787
Microsemi Corp.*	39,340	1,247,078
NXP Semiconductors NV*	4,980	372,405
		2,372,270
SPECIALTY CHEMICALS—1.0%
PPG Industries, Inc.	3,450	328,164
The Sherwin-Williams Co.	1,420	363,051
		691,215
SPECIALTY STORES—0.8%
Signet Jewelers Ltd.	4,540	526,640
SYSTEMS SOFTWARE—7.1%
Microsoft Corp.	57,020	3,141,232
TubeMogul, Inc.*	139,680	1,574,193
		4,715,425
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—5.6%
Apple, Inc.	37,841	3,683,443
TRADING COMPANIES & DISTRIBUTORS—1.2%
HD Supply Holdings, Inc.*	25,550	671,198
United Rentals, Inc.*	2,860	137,023
		808,221
TOTAL COMMON STOCKS
(Cost $59,624,299)		59,916,705

THE ALGER INSTITUTIONAL FUNDS | ALGER CAPITAL APPRECIATION FOCUS FUND
Schedule of Investments January 31, 2016 (Continued)

PREFERRED STOCKS—0.5%	SHARES	VALUE
BIOTECHNOLOGY—0.5%
Prosetta Biosciences, Inc.*,@,(a)	76,825	$347,249
(Cost $345,712)		347,249
MASTER LIMITED PARTNERSHIP—0.9%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—0.9%
The Blackstone Group LP.	21,700	570,059
(Cost $706,318)		570,059
REAL ESTATE INVESTMENT TRUST—2.2%	SHARES	VALUE
MORTGAGE—0.6%
Blackstone Mortgage Trust, Inc., Cl. A	14,740	365,257
SPECIALIZED—1.6%
Crown Castle International Corp.	12,660	1,091,292
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $1,473,097)		1,456,549
Total Investments
(Cost $62,149,426)(b)	94.1%	62,290,562
Other Assets in Excess of Liabilities	5.9%	3,918,291
NET ASSETS	100.0%	$66,208,853

* Non-income producing security.
# American Depositary Receipts.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	1/31/2016
Prosetta Biosciences, Inc.	2/06/15	$345,713	0.80%	$347,249	0.52%
Total				$347,249	0.52%

(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) At January 31, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $62,149,426, amounted to $141,136 which consisted of aggregate gross unrealized appreciation of $3,693,682 and aggregate gross unrealized depreciation of $3,552,546.

See Notes to Financial Statements

THE ALGER INSTITUTIONAL FUND | ALGER MID CAP GROWTH INSTITUTIONAL FUND

Schedule of Investments January 31, 2016

COMMON STOCKS—92.4%	SHARES	VALUE
ADVERTISING—0.0%
Choicestream, Inc.*,@,(a)	8,930	$3,751
AEROSPACE & DEFENSE—2.3%
Hexcel Corp.	32,000	1,324,160
TransDigm Group, Inc.*	5,800	1,303,434
		2,627,594
AIRLINES—1.1%
Spirit Airlines, Inc.*	7,800	326,040
United Continental Holdings, Inc.*	20,000	965,600
		1,291,640
ALTERNATIVE CARRIERS—0.8%
Level 3 Communications, Inc.*	18,300	893,223
APPAREL ACCESSORIES & LUXURY GOODS—3.0%
Hanesbrands, Inc.	42,100	1,286,997
lululemon athletica, Inc.*	15,100	937,257
Under Armour, Inc., Cl. A*	13,300	1,136,219
		3,360,473
APPAREL RETAIL—1.9%
L Brands, Inc.	8,000	769,200
Ross Stores, Inc.	24,500	1,378,370
		2,147,570
APPLICATION SOFTWARE—1.5%
ACI Worldwide, Inc.*	45,600	816,240
Intuit, Inc.	3,700	353,387
Paycom Software, Inc.*	6,280	189,342
Synchronoss Technologies, Inc.*	10,763	329,778
		1,688,747
AUTO PARTS & EQUIPMENT—2.1%
Delphi Automotive PLC.	23,350	1,516,349
WABCO Holdings, Inc.*	10,000	896,500
		2,412,849
AUTOMOBILE MANUFACTURERS—0.1%
Tesla Motors, Inc.*	800	152,960
AUTOMOTIVE RETAIL—0.8%
Advance Auto Parts, Inc.	2,500	380,125
Carmax, Inc.*	11,200	494,816
		874,941
BIOTECHNOLOGY—3.3%
Anacor Pharmaceuticals, Inc.*	4,400	330,572
BioMarin Pharmaceutical, Inc.*	4,700	347,894
Bluebird Bio, Inc.*	4,400	181,984
Celldex Therapeutics, Inc.*	12,200	101,260
Incyte Corp.*	7,800	550,368
Juno Therapeutics, Inc.*	2,500	68,950
Portola Pharmaceuticals, Inc.*	14,800	488,844
Ultragenyx Pharmaceutical, Inc.*	6,100	342,515
United Therapeutics Corp.*	5,700	702,126
Vertex Pharmaceuticals, Inc.*	6,300	571,725
		3,686,238

THE ALGER INSTITUTIONAL FUND | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2016 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
BROADCASTING—1.0%
CBS Corp., Cl. B	24,100	$1,144,750
BUILDING PRODUCTS—3.7%
Allegion PLC.	25,900	1,568,504
AO Smith Corp.	12,400	866,140
Fortune Brands Home & Security, Inc.	25,500	1,239,045
Lennox International, Inc.	4,200	503,244
		4,176,933
CASINOS & GAMING—1.7%
MGM Resorts International*	39,400	791,152
Penn National Gaming, Inc.*	77,500	1,095,075
		1,886,227
COMMUNICATIONS EQUIPMENT—3.0%
Arista Networks, Inc.*	8,200	492,246
ARRIS International PLC.*	36,800	937,296
F5 Networks, Inc.*	8,300	778,374
Lumentum Holdings, Inc.*	17,000	335,410
NetScout Systems, Inc.*	41,000	883,550
		3,426,876
CONSUMER FINANCE—0.3%
LendingClub Corp.*	43,900	323,982
DATA PROCESSING & OUTSOURCED SERVICES—5.0%
Alliance Data Systems Corp.*	5,800	1,158,782
Fiserv, Inc.*	16,100	1,522,416
MAXIMUS, Inc.	16,000	853,920
Sabre Corp.	40,700	1,042,327
Vantiv, Inc., CL. A*	23,000	1,082,150
		5,659,595
ELECTRICAL COMPONENTS & EQUIPMENT—1.0%
Acuity Brands, Inc.	5,400	1,093,122
ENVIRONMENTAL & FACILITIES SERVICES—1.1%
Stericycle, Inc.*	10,400	1,251,640
FOOD RETAIL—0.9%
The Kroger Co.	26,500	1,028,465
GENERAL MERCHANDISE STORES—2.7%
Burlington Stores, Inc.*	8,600	462,078
Dollar General Corp.	21,400	1,606,284
Dollar Tree, Inc.*	11,800	959,576
		3,027,938
HEALTH CARE EQUIPMENT—5.0%
ABIOMED, Inc.*	9,600	819,168
DexCom, Inc.*	21,600	1,539,648
Edwards Lifesciences Corp.*	14,200	1,110,582
Hologic, Inc.*	39,600	1,344,024
IDEXX Laboratories, Inc.*	7,300	512,022
STERIS PLC.	4,600	318,504
		5,643,948
HEALTH CARE FACILITIES—3.3%
Acadia Healthcare Co., Inc.*	16,400	1,000,892

THE ALGER INSTITUTIONAL FUND | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2016 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
HEALTH CARE FACILITIES—(CONT.)
Amsurg Corp.*	11,700	$856,323
Universal Health Services, Inc., Cl. B	9,800	1,103,872
VCA Antech, Inc.*	13,800	707,526
		3,668,613
HEALTH CARE SERVICES—0.7%
Adeptus Health, Inc., Cl. A*	8,700	410,466
Diplomat Pharmacy, Inc.*	13,900	378,219
		788,685
HOMEBUILDING—0.4%
Toll Brothers, Inc.*	16,800	464,016
HOTELS RESORTS & CRUISE LINES—3.6%
Diamond Resorts International, Inc.*	34,400	633,648
Norwegian Cruise Line Holdings Ltd.*	38,100	1,728,597
Royal Caribbean Cruises Ltd.	20,400	1,671,984
		4,034,229
HOUSEHOLD PRODUCTS—1.0%
Church & Dwight Co., Inc.	12,900	1,083,600
HOUSEWARES & SPECIALTIES—2.6%
Jarden Corp.*	34,450	1,827,572
Newell Rubbermaid, Inc.	29,000	1,124,620
		2,952,192
INDUSTRIAL GASES—0.3%
Air Products & Chemicals, Inc.	2,400	304,104
INDUSTRIAL MACHINERY—0.8%
Graco, Inc.	9,500	690,460
Ingersoll-Rand PLC.	4,500	231,615
		922,075
INTERNET SOFTWARE & SERVICES—4.3%
comScore, Inc.*	14,800	570,244
Cornerstone OnDemand, Inc.*	21,839	670,239
Criteo SA#*	23,400	692,172
Demandware, Inc.*	14,050	596,141
GrubHub, Inc.*	20,000	377,000
LinkedIn Corp., Cl. A*	6,300	1,246,833
Match Group, Inc.*	14,000	175,700
Palantir Technologies, Inc., Cl. A*,@	12,426	125,503
Twitter, Inc.*	12,600	211,680
Yirendai Ltd.#*	18,700	127,534
		4,793,046
INVESTMENT BANKING & BROKERAGE—0.6%
TD Ameritrade Holding Corp.	24,600	678,468
LEISURE PRODUCTS—0.8%
Coach, Inc.	23,800	881,790
LIFE SCIENCES TOOLS & SERVICES—0.2%
Quintiles Transnational Holdings, Inc.*	3,800	231,154
MOVIES & ENTERTAINMENT—0.6%
Live Nation Entertainment, Inc.*	30,400	690,080

THE ALGER INSTITUTIONAL FUND | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2016 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
OIL & GAS DRILLING—0.2%
Patterson-UTI Energy, Inc.	13,500	$194,130
OIL & GAS EXPLORATION & PRODUCTION—0.2%
Diamondback Energy, Inc.*	2,300	173,765
PACKAGED FOODS & MEATS—1.7%
ConAgra Foods, Inc.	2,198	91,525
The WhiteWave Foods Co.*	17,600	664,400
TreeHouse Foods, Inc.*	14,000	1,111,040
		1,866,965
PHARMACEUTICALS—1.2%
Akorn, Inc.*	4,000	103,960
Jazz Pharmaceuticals PLC.*	2,900	373,346
Lannett Co., Inc.*	8,000	204,080
Pacira Pharmaceuticals, Inc.*	11,300	671,446
		1,352,832
REAL ESTATE SERVICES—0.7%
Jones Lang LaSalle, Inc.	5,900	830,248
REGIONAL BANKS—1.9%
Citizens Financial Group, Inc.	46,900	996,625
Signature Bank*	8,400	1,170,456
		2,167,081
RENEWABLE ELECTRICITY—0.1%
TerraForm Global, Inc., Cl. A	33,544	141,891
RESEARCH & CONSULTING SERVICES—2.5%
CoStar Group, Inc.*	4,300	754,091
Verisk Analytics, Inc., Cl. A*	28,100	2,051,300
		2,805,391
RESTAURANTS—0.9%
Panera Bread Co., Cl. A*	5,404	1,048,376
SECURITY & ALARM SERVICES—0.8%
Tyco International PLC.	24,900	856,311
SEMICONDUCTOR EQUIPMENT—0.9%
Lam Research Corp.	14,800	1,062,492
SEMICONDUCTORS—5.2%
Avago Technologies Ltd.*	17,500	2,339,925
Microsemi Corp.*	36,600	1,160,220
NXP Semiconductors NV*	13,500	1,009,530
Skyworks Solutions, Inc.	19,000	1,309,480
		5,819,155
SPECIALIZED CONSUMER SERVICES—1.5%
ServiceMaster Global Holdings, Inc.*	39,200	1,654,632
SPECIALIZED FINANCE—1.1%
McGraw Hill Financial, Inc.	11,900	1,011,738
Moody's Corp.	2,900	258,506
		1,270,244
SPECIALTY CHEMICALS—3.0%
Axalta Coating Systems Ltd.*	34,000	809,540
Balchem Corp.	6,300	353,682
PPG Industries, Inc.	11,300	1,074,856

THE ALGER INSTITUTIONAL FUND | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2016 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
SPECIALTY CHEMICALS—(CONT.)
The Sherwin-Williams Co.	4,300	$1,099,381
		3,337,459
SPECIALTY STORES—3.5%
Signet Jewelers Ltd.	9,800	1,136,800
The Michaels Cos, Inc.*	23,800	518,840
Tractor Supply Co.	15,900	1,404,129
Ulta Salon, Cosmetics & Fragrance, Inc.*	4,800	869,616
		3,929,385
SYSTEMS SOFTWARE—2.6%
Fortinet, Inc.*	30,200	849,828
ServiceNow, Inc.*	21,600	1,343,736
Tableau Software, Inc., Cl. A*	8,800	706,112
		2,899,676
TRADING COMPANIES & DISTRIBUTORS—1.8%
HD Supply Holdings, Inc.*	65,000	1,707,550
United Rentals, Inc.*	6,900	330,579
		2,038,129
WIRELESS TELECOMMUNICATION SERVICES—1.1%
SBA Communications Corp., Cl. A*	11,900	1,181,432
TOTAL COMMON STOCKS
(Cost $110,195,209)		103,925,108
PREFERRED STOCKS—2.5%	SHARES	VALUE
ADVERTISING—0.1%
Choicestream, Inc., Cl. A*,@,(a)	77,008	32,343
Choicestream, Inc., Cl. B*,@,(a)	144,793	60,813
		93,156
BIOTECHNOLOGY—1.6%
Prosetta Biosciences, Inc.*,@,(a)	166,009	750,361
Tolero Pharmaceuticals, Inc.*,@,(a)	354,870	1,070,323
		1,820,684
INTERNET SOFTWARE & SERVICES—0.5%
Palantir Technologies, Inc., Cl. B*,@	50,675	511,818
Palantir Technologies, Inc., Cl. D*,@	6,602	66,680
		578,498
PHARMACEUTICALS—0.3%
Intarcia Therapeutics, Inc.*,@	7,588	285,916
TOTAL PREFERRED STOCKS
(Cost $2,589,818)		2,778,254
REAL ESTATE INVESTMENT TRUST—2.9%	SHARES	VALUE
HEALTH CARE—0.4%
Omega Healthcare Investors, Inc.	15,900	504,189
MORTGAGE—0.5%
Blackstone Mortgage Trust, Inc., Cl. A	22,200	550,116
SPECIALIZED—2.0%
Crown Castle International Corp.	20,100	1,732,620

THE ALGER INSTITUTIONAL FUND | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2016 (Continued)

REAL ESTATE INVESTMENT TRUST—(CONT.)	SHARES	VALUE
SPECIALIZED—(CONT.)
Lamar Advertising Co., Cl. A	9,100	$510,601
		2,243,221
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $3,633,390)		3,297,526
SPECIAL PURPOSE VEHICLE—0.2%	SHARES	VALUE
CONSUMER FINANCE—0.2%
JS Kred SPV I, LLC.@	240,362	240,362
(Cost $240,362)		240,362
Total Investments
(Cost $116,658,779)(b)	98.0%	110,241,250
Other Assets in Excess of Liabilities	2.0%	2,222,065
NET ASSETS	100.0%	$112,463,315

@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	1/31/2016
Choicestream, Inc.	3/14/14	$2,590	0.00%	$3,751	0.00%
Choicestream, Inc., Cl. A	12/17/13	61,582	0.03%	32,343	0.03%
Choicestream, Inc., Cl. B	7/10/14	86,876	0.05%	60,813	0.05%
Intarcia Therapeutics, Inc.	3/27/14	245,775	0.14%	285,916	0.25%
JS Kred SPV I, LLC.	10/07/14	240,362	0.15%	240,362	0.21%
Palantir Technologies, Inc., Cl. A	6/26/15	80,856	0.05%	125,503	0.11%
Palantir Technologies, Inc., Cl. B	10/07/14	334,629	0.22%	511,818	0.46%
Palantir Technologies, Inc., Cl. D	10/07/14	43,592	0.03%	66,680	0.06%
Prosetta Biosciences, Inc.	2/06/15	747,041	0.50%	750,361	0.67%
Tolero Pharmaceuticals, Inc.	8/01/14	705,514	0.45%	705,514	0.63%
Tolero Pharmaceuticals, Inc.	10/31/14	364,809	0.23%	364,809	0.32%
Total				$3,147,870	2.79%

(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
* Non-income producing security.
# American Depositary Receipts.
(b) At January 31, 2016, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $116,658,779, amounted to $6,417,529 which consisted of aggregate gross unrealized appreciation of $7,329,950 and aggregate gross unrealized depreciation of $13,747,479.

See Notes to Financial Statements

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2016

COMMON STOCKS—95.6%	SHARES	VALUE
AEROSPACE & DEFENSE—1.2%
Hexcel Corp.	77,850	$3,221,433
AIR FREIGHT & LOGISTICS—0.8%
Forward Air Corp.	51,700	2,231,372
APPAREL ACCESSORIES & LUXURY GOODS—0.6%
G-III Apparel Group Ltd.*	34,850	1,720,196
APPAREL RETAIL—0.7%
American Eagle Outfitters, Inc.	125,250	1,833,660
APPLICATION SOFTWARE—16.2%
ACI Worldwide, Inc.*	133,650	2,392,335
American Software, Inc., Cl. A	408,552	3,975,211
ANSYS, Inc.*	12,000	1,058,280
Blackbaud, Inc.	100,050	6,151,074
Ellie Mae, Inc.*	58,200	4,064,106
Fair Isaac Corp.	19,500	1,863,615
Guidewire Software, Inc.*	66,600	3,665,664
HubSpot, Inc.*	60,500	2,455,695
Manhattan Associates, Inc.*	96,350	5,554,577
Monotype Imaging Holdings, Inc.	36,850	919,039
Paycom Software, Inc.*	111,500	3,361,725
SolarWinds, Inc.*	49,050	2,940,548
Tyler Technologies, Inc.*	34,350	5,395,011
		43,796,880
ASSET MANAGEMENT & CUSTODY BANKS—0.9%
WisdomTree Investments, Inc.	200,352	2,404,224
AUTO PARTS & EQUIPMENT—1.4%
Gentherm, Inc.*	49,700	1,988,497
Tenneco, Inc.*	46,350	1,771,033
		3,759,530
AUTOMOTIVE RETAIL—0.7%
Lithia Motors, Inc., Cl. A	23,900	1,830,023
BIOTECHNOLOGY—5.1%
ACADIA Pharmaceuticals, Inc.*	43,550	901,049
Anacor Pharmaceuticals, Inc.*	17,250	1,295,992
Celldex Therapeutics, Inc.*	90,650	752,395
Halozyme Therapeutics, Inc.*	96,450	848,760
Heron Therapeutics, Inc.*	53,300	1,118,767
Incyte Corp.*	26,400	1,862,784
Juno Therapeutics, Inc.*	23,150	638,477
Kite Pharma, Inc.*	11,550	548,510
Neurocrine Biosciences, Inc.*	41,600	1,770,080
Portola Pharmaceuticals, Inc.*	33,250	1,098,248
Seattle Genetics, Inc.*	19,000	626,620
TESARO, Inc.*	38,800	1,340,152
Ultragenyx Pharmaceutical, Inc.*	20,200	1,134,230
		13,936,064
BUILDING PRODUCTS—1.1%
Masonite International Corp.*	52,500	2,914,275

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2016 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
CASINOS & GAMING—0.9%
Penn National Gaming, Inc.*	173,400	$2,450,142
COMMODITY CHEMICALS—0.8%
Calgon Carbon Corp.	141,250	2,286,837
COMMUNICATIONS EQUIPMENT—1.6%
ARRIS International PLC.*	50,099	1,276,022
NetScout Systems, Inc.*	148,050	3,190,477
		4,466,499
DATA PROCESSING & OUTSOURCED SERVICES—1.9%
Euronet Worldwide, Inc.*	40,050	3,194,788
MAXIMUS, Inc.	38,400	2,049,408
		5,244,196
EDUCATION SERVICES—1.2%
Grand Canyon Education, Inc.*	57,450	2,162,993
Strayer Education, Inc.*	21,600	1,153,224
		3,316,217
ELECTRONIC COMPONENTS—1.1%
DTS, Inc.*	129,300	2,880,804
ELECTRONIC EQUIPMENT MANUFACTURERS—2.7%
Cognex Corp.	71,697	2,312,228
FEI Co.	52,250	3,785,513
FLIR Systems, Inc.	45,350	1,326,034
		7,423,775
FOOD DISTRIBUTORS—1.0%
Performance Food Group Co.*	114,700	2,683,980
FOOD RETAIL—1.2%
Smart & Final Stores, Inc.*	196,200	3,154,896
GENERAL MERCHANDISE STORES—1.6%
Burlington Stores, Inc.*	80,250	4,311,832
HEALTH CARE EQUIPMENT—5.0%
Abaxis, Inc.	78,100	3,401,255
ABIOMED, Inc.*	36,450	3,110,278
Cantel Medical Corp.	90,900	5,396,733
STERIS PLC.	22,500	1,557,900
		13,466,166
HEALTH CARE FACILITIES—3.0%
Amsurg Corp.*	37,600	2,751,944
Surgery Partners, Inc.*	101,150	1,629,526
VCA Antech, Inc.*	71,450	3,663,242
		8,044,712
HEALTH CARE SERVICES—0.5%
Team Health Holdings, Inc.*	31,450	1,285,362
HEALTH CARE SUPPLIES—3.5%
Neogen Corp.*	113,150	5,904,167
Quidel Corp.*	211,900	3,610,776
		9,514,943
HEALTH CARE TECHNOLOGY—3.5%
Medidata Solutions, Inc.*	102,800	4,392,644
Quality Systems, Inc.	106,000	1,389,660

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2016 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
HEALTH CARE TECHNOLOGY—(CONT.)
Veeva Systems, Inc., Cl. A*	114,200	$2,752,220
Vocera Communications, Inc.*	68,150	980,679
		9,515,203
HOMEFURNISHING RETAIL—0.6%
Restoration Hardware Holdings, Inc.*	25,750	1,586,715
HOTELS RESORTS & CRUISE LINES—0.5%
Diamond Resorts International, Inc.*	67,600	1,245,192
HUMAN RESOURCE & EMPLOYMENT SERVICES—2.3%
On Assignment, Inc.*	75,600	2,921,940
WageWorks, Inc.*	76,550	3,424,847
		6,346,787
INDUSTRIAL MACHINERY—1.5%
Proto Labs, Inc.*	75,700	4,162,743
INTERNET SOFTWARE & SERVICES—7.8%
comScore, Inc.*	70,100	2,700,953
Criteo SA#*	35,862	1,060,798
Cvent, Inc.*	164,850	4,353,688
Demandware, Inc.*	15,315	649,815
NIC, Inc.	49,350	976,637
SPS Commerce, Inc.*	65,700	4,288,896
Stamps.com, Inc.*	58,000	5,441,560
Textura Corp.*	101,400	1,601,106
		21,073,453
INVESTMENT BANKING & BROKERAGE—0.4%
Evercore Partners, Inc., Cl. A	27,150	1,226,365
LEISURE FACILITIES—0.4%
Planet Fitness, Inc., Cl. A*	85,250	1,218,223
LIFE SCIENCES TOOLS & SERVICES—3.9%
Bio-Techne Corp.	60,700	5,019,283
Luminex Corp.*	179,400	3,442,686
PRA Health Sciences, Inc.*	48,600	2,093,688
		10,555,657
MANAGED HEALTH CARE—0.7%
Molina Healthcare, Inc.*	32,350	1,776,339
OIL & GAS EQUIPMENT & SERVICES—0.4%
RPC, Inc.	96,050	1,197,744
OIL & GAS EXPLORATION & PRODUCTION—0.9%
Parsley Energy, Inc., Cl. A*	55,400	1,067,004
QEP Resources, Inc.	106,300	1,362,766
		2,429,770
PACKAGED FOODS & MEATS—0.6%
TreeHouse Foods, Inc.*	19,000	1,507,840
PAPER PACKAGING—0.5%
Graphic Packaging Holding Co.	119,600	1,358,656
PHARMACEUTICALS—1.9%
Impax Laboratories, Inc.*	36,750	1,377,023
Nektar Therapeutics*	67,600	922,064
Pacira Pharmaceuticals, Inc.*	21,350	1,268,617

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2016 (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
PHARMACEUTICALS—(CONT.)
Revance Therapeutics, Inc.*	39,200	$812,616
The Medicines Co.*	23,300	805,248
		5,185,568
REGIONAL BANKS—2.6%
Bank of the Ozarks, Inc.	74,500	3,303,330
Boston Private Financial Holdings, Inc.	189,350	1,959,772
Investors Bancorp, Inc.	151,350	1,769,282
		7,032,384
RESTAURANTS—2.5%
Dave & Buster's Entertainment, Inc.*	55,100	1,998,477
Fiesta Restaurant Group, Inc.*	36,950	1,344,980
Papa John's International, Inc.	41,950	2,003,112
Shake Shack, Inc., Cl. A*	41,550	1,436,799
		6,783,368
SEMICONDUCTORS—2.8%
Cavium Networks, Inc.*	38,450	2,221,256
Microsemi Corp.*	85,000	2,694,500
Monolithic Power Systems, Inc.	42,400	2,652,968
		7,568,724
SPECIALTY CHEMICALS—1.6%
Balchem Corp.	75,530	4,240,254
SPECIALTY STORES—1.2%
Five Below, Inc.*	90,790	3,198,532
SYSTEMS SOFTWARE—3.1%
Fleetmatics Group PLC.*	56,450	2,450,494
Proofpoint, Inc.*	78,046	3,930,397
TubeMogul, Inc.*	174,000	1,960,980
		8,341,871
TRADING COMPANIES & DISTRIBUTORS—1.2%
Watsco, Inc.	27,050	3,143,481
TOTAL COMMON STOCKS
(Cost $271,076,910)		258,872,887
PREFERRED STOCKS—1.3%	SHARES	VALUE
BIOTECHNOLOGY—0.7%
Prosetta Biosciences, Inc.*,@,(a)	133,263	602,349
Tolero Pharmaceuticals, Inc.*,@,(a)	448,284	1,352,069
		1,954,418
PHARMACEUTICALS—0.6%
Intarcia Therapeutics, Inc.*,@	41,238	1,553,848
TOTAL PREFERRED STOCKS
(Cost $3,287,452)		3,508,266
RIGHTS—–%	SHARES	VALUE
BIOTECHNOLOGY—–%
Dyax Corp.*	21,650	–

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2016 (Continued)

RIGHTS—(CONT.)	SHARES	VALUE
BIOTECHNOLOGY—(CONT.)
Neuralstem, Inc., 1/8/2019*,@	250,375	$–
		–
TOTAL RIGHTS
(Cost $0)		–
REAL ESTATE INVESTMENT TRUST—2.7%	SHARES	VALUE
SPECIALIZED—2.7%
CyrusOne, Inc.	94,800	3,493,380
Sovran Self Storage, Inc.	34,300	3,864,924
		7,358,304
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $5,713,921)		7,358,304
SPECIAL PURPOSE VEHICLE—0.3%	SHARES	VALUE
CONSUMER FINANCE—0.3%
JS Kred SPV I, LLC.@	775,134	775,134
(Cost $775,134)		775,134
Total Investments
(Cost $280,853,417)(b)	99.9%	270,514,591
Other Assets in Excess of Liabilities	0.1%	246,943
NET ASSETS	100.0%	$270,761,534

* Non-income producing security.
# American Depositary Receipts.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	1/31/2016
Intarcia Therapeutics, Inc.	3/27/14	$1,335,699	0.15%	$1,553,848	0.57%
JS Kred SPV I, LLC.	6/26/15	775,134	0.15%	775,134	0.29%
Prosetta Biosciences, Inc.	2/06/15	599,684	0.10%	602,349	0.22%
Tolero Pharmaceuticals, Inc.	10/31/14	1,352,069	0.20%	1,352,069	0.50%
Total				$4,283,400	1.58%

(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) At January 31, 2016, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $280,853,417, amounted to $10,338,826 which consisted of aggregate gross unrealized appreciation of $22,317,612 and aggregate gross unrealized depreciation of $32,656,438.

See Notes to Financial Statements

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS

NOTE 1 — General:
The Alger Institutional Funds (the “Trust”) is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of
Massachusetts. The Trust qualifies as an investment company as defined in the Financial
Accounting Standards Board Accounting Standards Codification 946-Financia Services
– Investment Companies. The Trust operates as a series company and currently offers an unlimited number of shares of beneficial interest in four funds — Alger Capital
Appreciation Institutional Fund, Alger Capital Appreciation Focus Fund, Alger Mid Cap
Growth Institutional Fund and Alger Small Cap Growth Institutional Fund (collectively, the “Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation

Each Fund offers one or more of the following share classes: Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class I, R and Z shares are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings except that each share class bears the cost of its transfer agency and sub-transfer agency services, and each of Classes A, C and R bears the cost of its plan of distribution.

NOTE 2 — Significant Accounting Policies:
(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees.
Investments are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern time).
Equity securities and option contracts for which valuation information is readily available are valued at the last quoted sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.
Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the foreign closing prices to reflect what the investment adviser, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open

Financial Accounting Standards Board Accounting Standards Codification 820 – Fair Value
Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities.
Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities.
Inputs for Level 3 include revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

company’s financial statements, from industry studies, market data, and market indicators such as benchmarks and indices.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Trust’s Board of Trustees (“Board”) and comprised of representatives of the Trust’s investment advisor. The Committee reports its fair valuation determinations to the Board which is responsible for approving valuation policy and procedures.

While the Committee meets on an as-needed basis, the Committee formally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Funds’
pricing vendor, and variances between transactional prices and previous mark-to-markets.

The Funds will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant. Transfers between Levels 1 and 2 are recognized at the end of the reporting period, and transfers into and out of Level 3 are recognized during the reporting period.

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars and overnight time deposits
NOTE 3 — Fair Value Measurements:
The following is a summary of the inputs used as of January 31, 2016 in valuing the Funds’
investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

Alger Capital Appreciation
Institutional Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$656,089,637	$656,037,281	—	$52,356
Consumer Staples	233,665,674	233,665,674	—	—
Energy	26,349,554	26,349,554	—	—
Financials	59,718,920	59,718,920	—	—
Health Care	693,234,591	668,299,005	24,935,586	—
Industrials	274,555,504	274,555,504	—	—
Information Technology	1,294,349,143	1,291,934,940	—	2,414,203
Materials	49,877,301	49,877,301	—	—
Telecommunication Services	39,994,539	39,994,539	—	—
TOTAL COMMON STOCKS	$3,327,834,863	$3,300,432,718	$24,935,586	$2,466,559

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Alger Capital Appreciation
Institutional Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
MASTER LIMITED PARTNERSHIP
Financials	28,649,064	28,649,064	—	—
PREFERRED STOCKS
Consumer Discretionary	1,501,699	—	—	1,501,699
Health Care	4,207,160	—	—	4,207,160
Information Technology	11,128,665	—	—	11,128,665
TOTAL PREFERRED STOCKS	$16,837,524	—	—	$16,837,524
REAL ESTATE INVESTMENT TRUST
Financials	28,351,595	28,351,595	—	—
TOTAL INVESTMENTS IN
SECURITIES	$3,401,673,046	$3,357,433,377	$24,935,586	$19,304,083

Alger Capital Appreciation Focus
Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$ 10,112,408	$10,112,408	—	—
Consumer Staples	2,445,238	2,445,238	—	—
Energy	520,555	520,555	—	—
Financials	1,117,510	1,117,510	—	—
Health Care	13,772,148	13,772,148	—	—
Industrials	3,858,990	3,858,990	—	—
Information Technology	27,398,641	27,398,641	—	—
Materials	691,215	691,215	—	—
TOTAL COMMON STOCKS	$59,916,705	$59,916,705	—	—
MASTER LIMITED PARTNERSHIP
Financials	570,059	570,059	—	—
PREFERRED STOCKS
Health Care	347,249	—	—	347,249
REAL ESTATE INVESTMENT TRUST
Financials	1,456,549	1,456,549	—	—
TOTAL INVESTMENTS IN
SECURITIES	$62,290,562	$61,943,313	—	$347,249

Alger Mid Cap Growth Institutional
Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$ 29,769,659	$29,765,908	—	$3,751
Consumer Staples	3,979,030	3,979,030	—	—
Energy	367,895	367,895	—	—
Financials	5,270,023	5,270,023	—	—
Health Care	15,371,470	15,371,470	—	—
Industrials	17,205,244	17,205,244	—	—
Information Technology	26,103,678	25,978,175	—	125,503
Materials	3,641,563	3,641,563	—	—
Telecommunication Services	2,074,655	2,074,655	—	—
Utilities	141,891	141,891	—	—
TOTAL COMMON STOCKS	$103,925,108	$103,795,854	—	$129,254

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Alger Mid Cap Growth Institutional
Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
PREFERRED STOCKS
Consumer Discretionary	93,156	—	—	93,156
Health Care	2,106,600	—	—	2,106,600
Information Technology	578,498	—	—	578,498
TOTAL PREFERRED STOCKS	$2,778,254	—	—	$2,778,254
REAL ESTATE INVESTMENT TRUST
Financials	3,297,526	3,297,526	—	—
SPECIAL PURPOSE VEHICLE
Financials	240,362	—	—	240,362
TOTAL INVESTMENTS IN
SECURITIES	$110,241,250	$107,093,380	—	$3,147,870

Alger Small Cap Growth Institutional
Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$ 33,253,630	$33,253,630	—	—
Consumer Staples	7,346,716	7,346,716	—	—
Energy	3,627,514	3,627,514	—	—
Financials	10,662,973	10,662,973	—	—
Health Care	73,280,014	73,280,014	—	—
Industrials	22,020,091	22,020,091	—	—
Information Technology	100,796,202	100,796,202	—	—
Materials	7,885,747	7,885,747	—	—
TOTAL COMMON STOCKS	$258,872,887	$258,872,887	—	—
PREFERRED STOCKS
Health Care	3,508,266	—	—	3,508,266
REAL ESTATE INVESTMENT TRUST
Financials	7,358,304	7,358,304	—	—
RIGHTS
Health Care	—	—	—	—
SPECIAL PURPOSE VEHICLE
Financials	775,134	—	—	775,134
TOTAL INVESTMENTS IN
SECURITIES	$270,514,591	$266,231,191	—	$4,283,400

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Capital Appreciation Institutional Fund	Common Stocks
Opening balance at November 1, 2015	$2,203,626
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	262,933
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at January 31, 2016	2,466,559
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2016	$262,933

Alger Capital Appreciation Institutional Fund	Preferred Stocks
Opening balance at November 1, 2015	$15,625,491
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	1,212,033
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at January 31, 2016	16,837,524
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2016	$1,212,033

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Capital Appreciation Focus Fund	Preferred Stocks
Opening balance at November 1, 2015	$345,713
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	1,536
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at January 31, 2016	347,249
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2016	$1,536

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Mid Cap Growth Institutional Fund	Common Stocks
Opening balance at November 1, 2015	$115,585
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	13,669
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at January 31, 2016	129,254
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2016	$13,669

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Mid Cap Growth Institutional Fund	Preferred Stocks
Opening balance at November 1, 2015	$2,711,929
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	66,325
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at January 31, 2016	2,778,254
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2016	$66,325

Special Purpose
Alger Mid Cap Growth Institutional Fund	Vehicle
Opening balance at November 1, 2015	$240,362
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at January 31, 2016	240,362
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2016	$–

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Small Cap Growth Institutional Fund	Preferred Stocks
Opening balance at November 1, 2015	$3,505,601
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	2,665
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at January 31, 2016	3,508,266
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2016	$2,665

Alger Small Cap Growth Institutional Fund	Rights
Opening balance at November 1, 2015	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at January 31, 2016	—
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2016	$—

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Special Purpose
Alger Small Cap Growth Institutional Fund	Vehicle
Opening balance at November 1, 2015	$775,134
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at January 31, 2016	775,134
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2016	$–

The following table provides quantitative information about our Level 3 fair value measurements of our investments as of January 31, 2016. In addition to the techniques and inputs noted in the table below, according to our valuation policy we may also use other valuation techniques and methodologies when determining our fair value measurements.
The table below is not intended to be all-inclusive, but rather provides information on the
Level 3 inputs as they relate to our fair value measurements.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

	Fair Value	Valuation	Unobservable
	January 31, 2016	Methodology	Input	Range
Alger Capital Appreciation Institutional Fund
Common Stocks	$2,466,559	Income	Discount Rate	22.5-40%
		Approach
Preferred Stocks	$16,837,524	Income	Discount Rate	10-40%
		Approach
Alger Capital Appreciation Focus Fund
Preferred Stocks	$347,249	Income	Discount Rate	20%
		Approach
Alger Mid Cap Growth Institutional Fund
Common Stocks	$129,254	Income	Discount Rate	22.5-40%
		Approach
Preferred Stocks	$2,778,254	Income	Discount Rate	10-40%
		Approach
Special Purpose Vehicle	$240,362	Cost	Purchase Price	Cost
		Approach
Alger Small Cap Growth Institutional Fund
Preferred Stocks	$3,508,266	Income	Discount Rate	10-20%
		Approach
Special Purpose Vehicle	$775,134	Cost	Purchase Price	Cost
		Approach

The significant unobservable inputs used in the fair value measurement of the company’s securities are revenue and EBITDA multiples, discount rates, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurements as noted in the table above.

On January 31, 2016 there were no transfers of securities between Level 1, Level 2 and
Level 3

Certain of the Fund’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statement purposes. As of January 31, 2016, such assets are categorized within the disclosure hierarchy as follows:

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Cash, Foreign cash and Cash equivalents:
Alger Capital Appreciation Institutional Fund	$165,200,160	$165,200,160	—	—
Alger Capital Appreciation Focus Fund	2,741,026	2,741,026	—	—
Alger Mid Cap Growth Institutional Fund	2,730,872	2,730,872	—	—
Alger Small Cap Growth Institutional Fund	1,485,146	1,485,146	—	—
Total	$172,157,204	$172,157,204	—	—

NOTE 4 — Derivatives:
Financial Accounting Standards Board Accounting Standards Codification 815 – Derivatives
and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Options— The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indices. The Funds purchase call options to increase their exposure to the stock market and also provide diversification of risk. The Funds purchase put options in order to protect from significant market declines that may occur over a short period of time. The
Funds will write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios. The cash flows may be an important source of the Funds’ returns, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price.
The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options. During the three months ended January 31, 2016, options were used in accordance with these objectives.

The Funds’ option contracts were not subject to any rights of offset with any counterparty.
All of the Funds’ options were exchange traded which utilize a clearing house that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract.

For the three months ended January 31, 2016, there were no open derivative instruments.

NOTE 5 — Affiliated Securities:
The securities listed below are deemed to be affiliate’s of the Funds because the Funds or their affiliates owned 5% or more of the company’s voting securities during all or part of the period ended January 31, 2016. Purchase and sale transactions and dividend income earned during the period were as follows:

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

	Shares at			Shares at		Value at
	October 31,			January 31,	Dividend	January 31,
Security	2015	Additions	Reductions	2016	Income	2016
Alger Capital Appreciation Institutional Fund
Common Stocks
Choicestream Inc.*	124,658	—	—	124,658	—	$52,356
Preferred Stocks
Choicestream, Inc.	3,575,473	—	—	3,575,473	—	1,501,699
Class A & Class B*
Alger Capital Appreciation Focus Fund
Preferred Stocks
Prosetta Biosciences,	76,825	—	—	76,825	—	347,249
Inc.*
Alger Mid Cap Growth Institutional Fund
Common Stocks
Choicestream Inc.*	8,930	—	—	8,930	—	$3,751
Preferred Stocks
Choicestream, Inc.	221,801	—	—	221,801	—	93,156
Class A & Class B*
Prosetta Biosciences,	166,009	—	—	166,009	—	750,361
Inc.*
Tolero Pharmaceuticals,	354,870	—	—	354,870	—	1,070,323
Inc.*
Alger Small Cap Growth Institutional Fund
Preferred Stocks
Prosetta Biosciences,	133,263	—	—	133,263	—	602,349
Inc.*
Tolero Pharmaceuticals,	448,284	—	—	448,284	—	1,352,069
Inc.*
* Non –income producing security.

ITEM 2. Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by
Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.
CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Institutional Funds

By /s/Hal Liebes

Hal Liebes

President

Date: March 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Hal Liebes

Hal Liebes

President

Date: March 30, 2016

By /s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: March 30, 2016